Note 15 - Financial Instruments - Changes in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance, beginning of year	$ 49,431	$ 58,789
Provision for doubtful accounts	56,331	56,041
Bad debts written off	(41,802)	(64,262)
Foreign exchange	(3,808)	(1,137)
Balance, end of year	$ 60,121	$ 49,431